Nature of business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Nature of business
Nature of business

1.Nature of business:

General Fusion Inc., located in British Columbia, Canada, was incorporated under the Company Act of British Columbia on April 16, 2002, and amalgamated under the British Columbia Business Corporations Act with Fusion Energy Ventures Ltd. as one company under the name General Fusion Inc. on January 1, 2023. General Fusion Inc. and its subsidiary companies (collectively, the “Company”) principal business is the research, development and future commercialization of fusion energy through its Magnetized Target Fusion approach.

Business Combination

In January 2026, the Company entered into a Business Combination Agreement (“BCA”) with Spring Valley Acquisition Corp. III (“SVIII”) a publicly traded special purpose acquisition company (“SPAC”) listed on the Nasdaq, and 1573562 B.C. Ltd., a British Columbia limited company and a wholly-owned direct subsidiary of SVIII (“NewCo”), pursuant to which the parties thereto would consummate a business combination. Subject to its terms and conditions, the BCA provides, among other things, NewCo will amalgamate with and into General Fusion Inc. (the “Amalgamation”) to form one corporate entity and NewCo will survive the Amalgamation as “General Fusion Inc.” becoming a wholly-owned subsidiary of SVIII through the business combination process. SVIII transferred by way of continuation and deregistration from the Cayman Islands to the Province of British Columbia and become General Fusion Group Ltd. (“New General Fusion” or “General Fusion Group Ltd.”). Refer to note 24 for additional details regarding the completed BCA.

The BCA closed on July 10, 2026, subsequent to the period covered by these financial statements. Accordingly, these financial statements reflect the financial position, results of operations, and cash flows of the Company as of and for the periods presented and do not give effect to the business combination.

The BCA will be accounted for as a reverse recapitalization in accordance with U.S. GAAP, with the Company identified as the accounting acquirer. Under this method of accounting, SVIII is treated as the acquired company for financial reporting purposes, and the BCA is treated as the equivalent of the Company issuing shares for the net assets of SVIII, accompanied by a recapitalization. Accordingly, the consolidated financial statements of New General Fusion for periods following the closing will represent a continuation of the financial statements of the Company, with the net assets of SVIII recorded at historical cost and no goodwill or other intangible assets recognized.

On July 13, 2026, General Fusion Group Ltd. Subordinate Voting Shares and warrants began trading on the Nasdaq under the symbols “GFUZ” and “GFUZW”, respectively.

1.	Nature of business:

General Fusion Inc., located in British Columbia, Canada, was incorporated under the Company Act of British Columbia on April 16, 2002, and amalgamated under the British Columbia Business Corporations Act with Fusion Energy Ventures Ltd. as one company under the name General Fusion Inc. on January 1, 2023. General Fusion Inc. and its subsidiary companies (collectively, the “Company”) principal business is the research, development and future commercialization of fusion energy through its Magnetized Target Fusion (“MTF”) approach.